Leases (Details) - Schedule of Operating Leases - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Leases [Abstract]
Other assets - ROU assets	$ 2,161	$ 6,445
Accumulated amortization	1,120	1,420
Operating lease ROU assets, net	1,041	5,025
Lease liabilities – current - Accounts payable and accrued liabilities	346	653
Lease liabilities – noncurrent	686	4,194
Total operating lease liabilities	$ 1,032	$ 4,847
Weighted average remaining lease term in years	3 years 3 months 18 days	7 years 7 months 6 days
Weighted average annual discount rate	6.70%	3.40%